Summary of Significant Principal Accounting Policies (Summary of Useful Lives) (Details)	12 Months Ended
Dec. 31, 2019
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Useful years	3 years
Electronic devices [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual rate	0.00%
Electronic devices [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual rate	5.00%
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Useful years	5 years
Residual rate	5.00%
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Useful years	5 years
Residual rate	5.00%
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful years	10 years
Residual rate	5.00%
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful years	44 years
Residual rate	5.00%
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Residual rate	0.00%